Cost of Revenues - Schedule of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)
Cost of revenues	¥ 8,646,308	$ 1,325,105		¥ 6,892,579	[1]	¥ 3,933,647	[1]
Revenue Sharing Fees and Content Costs [Member]
Cost of revenues	7,086,832			5,552,712		3,060,836
Bandwidth Costs [Member]
Cost of revenues	879,172			800,827		652,758
Salaries and Welfare [Member]
Cost of revenues	306,805			255,258		101,939
Payment Handling Costs [Member]
Cost of revenues	154,538			120,429		22,780
Share Based Compensation [Member]
Cost of revenues	64,942			31,593		10,472
Others [Member]
Cost of revenues	¥ 154,019			¥ 131,760		¥ 84,862

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, 2018 2019 2020 2020 RMB RMB RMB US$ (Note 2(e)) Cost of revenues 10,472 31,593 64,942 9,953 Research and development expenses 30,643 86,296 150,723 23,099 Sales and marketing expenses 1,832 5,919 9,879 1,514 General and administrative expenses 183,748 157,936 182,664 27,994